SCHEDULE OF OTHER INCOME (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
IfrsStatementLineItems [Line Items]
Other income		$ 877,507	$ 206,732
Gain in bought back of shares [member]
IfrsStatementLineItems [Line Items]
Other income			50,000
Sale of christ revealed [member]
IfrsStatementLineItems [Line Items]
Other income			42,917
Property CEO commission [member]
IfrsStatementLineItems [Line Items]
Other income			37,211
Work space plans [member]
IfrsStatementLineItems [Line Items]
Other income			76,604
Other incomes [member]
IfrsStatementLineItems [Line Items]
Other income		40,986
Reversal of impairment [member]
IfrsStatementLineItems [Line Items]
Other income		$ 836,521